Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 01, 2012
MainStay VP Moderate Allocation Portfolio (Prospectus Summary) | MainStay VP Moderate Allocation Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP Moderate Allocation Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term growth of capital and,
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	secondarily, current income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for  which the Portfolio is an investment option. If they were included, your costs  would be higher. Investors should consult the applicable ariable annuity policy or variable universal life
		insurance policy prospectus for more information.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (fees paid directly from your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio
		turnover rate was 63% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's
		operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in other MainStay Portfolios discussed in this Prospectus and other funds managed by New York
Life Investment Management LLC ("New York Life Investments") (the
"Underlying Portfolios/Funds"). The Underlying Portfolios/Funds are
described and offered in this Prospectus and in separate prospectuses.
The Portfolio is designed for investors with a particular risk profile, and invests in a distinct mix of Underlying Portfolios/Funds.

The Portfolio seeks to achieve its investment objective by normally investing approximately 60% (within a range of 55% to 65%) of its assets in Underlying
Equity Portfolios/Funds, and approximately 40% (within a range of 35% to 45%)
of its assets in Underlying Fixed-Income Portfolios/Funds. The Underlying Equity
Portfolios/Funds may consist of approximately 10% (within a range of 5% to 15%)
of international equity funds. New York Life Investments may change the asset class allocations, the Underlying Portfolios/Funds in which the Portfolio invests, or the target weighting without prior approval from shareholders.

New York Life Investments uses a two-step asset allocation process to create the Portfolio's investments. The first step includes a strategic review of the target allocations to the equity and fixed-income asset classes and a determination of any tactical allocation adjustments to establish the portion of the Portfolio's investable portfolio (meaning the Portfolio's assets available for investment, other than working cash balances) to be invested in each asset class.

The following table illustrates the Portfolio's target allocations among asset classes (the target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above):

                           U.S. Equity  International Total Equity  Fixed-Income
                                           Equity
MainStay VP Moderate           50%           10%           60%           40%
Allocation Portfolio*

* Percentages represent target allocations, actual allocation percentages may vary up to +/-5% under normal conditions.

The second step in the Portfolio's construction process involves the actual selection of Underlying Portfolios/Funds to represent the two broad asset classes indicated above and determination of target weightings among the
Underlying Portfolios/Funds for the Portfolio's investments. The Portfolio may invest in any or all of the Underlying Portfolios/Funds within an asset class, but will not normally invest in every Underlying Portfolio/Fund at one time.
Selection of individual Underlying Portfolios/Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics
(e.g., size, style, credit quality and duration). For cash management purposes, the Portfolio may hold a portion of its assets in U.S. government securities, cash or cash equivalents. The Portfolio also may invest in Underlying Portfolios/
Funds that are money market funds.

New York Life Investments monitors the Portfolio's investments daily to ensure that the Portfolio's actual asset class allocations among the Underlying
Portfolios/Funds continue to conform to the Portfolio's target allocations over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies, securities markets, and various segments within those markets. In response to adverse market or other conditions, the Portfolio may, regardless of its normal asset class allocations, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash, or cash equivalents. In connection with the asset allocation process, the Portfolio may from time to time invest more than 25%
		of its assets in one Underlying Portfolio/Fund.
Risk, Heading	rr_RiskHeading	Principal Risks of the Underlying Portfolios/Funds
Risk, Narrative	rr_RiskNarrativeTextBlock	Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money. An investment in the Portfolio is not guaranteed, and you may experience losses. The Portfolio's level of risk will depend on its investment allocation in the Underlying Portfolios/Funds.
Principal risks of the Underlying Portfolios/Funds which could adversely affect the performance of the Portfolio, may include:

Market Changes Risk: The value of an Underlying Portfolio/Fund's investments may change because of broad changes in the markets in which the Underlying
Portfolio/Fund invests or poor security selection, which could cause the
Underlying Portfolio/Fund to underperform other funds with similar objectives.
From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Underlying
Portfolio/Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Underlying Portfolio/Fund's manager or subadvisor may not produce the desired results.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Underlying Portfolio/Fund to lose more money than it would have lost had it invested in the underlying instrument.
Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Underlying Portfolio/Fund.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Underlying
Portfolio/Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand for debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Underlying Portfolio/Fund's manager or subadvisor may underperform the market or other securities selected by other funds; and (vi)
call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Underlying
Portfolio/Fund's income, if the proceeds are reinvested at lower interest rates.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of an Underlying Portfolio/Fund's investments in foreign securities.
Foreign securities may also subject an Underlying Portfolio/Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-Yield Securities Risk: Investments in high-yield securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk: Securities purchased by an Underlying Portfolio/Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Underlying Portfolio/Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, the Portfolio could pay more than the market value when buying Underlying
Portfolio/Fund shares or receive less than the market value when selling Underlying
Portfolio/Fund shares. Liquidity risk may also refer to the risk that an Underlying
Portfolio/Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, an Underlying Portfolio/Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Mortgage-Related and Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-related securities and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of an Underlying Portfolio/Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise and increase the potential for the Underlying Portfolio/Fund to lose money. The ability of an Underlying Portfolio/Fund to successfully utilize these instruments may depend on the ability of the Underlying Portfolio/Fund's manager or subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved.

Real Estate Investment Trust ("REIT") Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Short Sales Risk: If a security sold short increases in price, an Underlying
Portfolio/Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which could be theoretically unlimited.
An Underlying Portfolio/Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. An Underlying
Portfolio/Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, an
Underlying Portfolio/Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. By investing the proceeds received from selling securities short, an
Underlying Portfolio/Fund is employing a form of leverage which creates special risks.

The Underlying Portfolio/Fund may also be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Underlying
Portfolio/Fund may be required to pay in connection with the short sale.

Until an Underlying Portfolio/Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Underlying Portfolio/Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Underlying Portfolio/Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Underlying Portfolio/Fund may not be able to substitute or sell the pledged collateral. Additionally, an
Underlying Portfolio/Fund must maintain sufficient liquid assets (less any additional collateral held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit an Underlying Portfolio/Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Value Stock Risk: Value stocks may never reach what the Underlying
Portfolio/Fund's portfolio manager believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the
Underlying Portfolio/Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Asset Allocation Risk: Although allocation among different asset classes generally limits the Portfolio's exposure to the risks of any one class, the risk remains that New York Life Investments may favor an asset class that performs poorly relative to the other asset classes. For example, deteriorating stock market conditions might cause an overall weakness in the market that reduces the absolute level of stock prices in that market. Under these circumstances, if the Portfolio, through its holdings of Underlying Portfolios/
Funds, were invested primarily in stocks, it would perform poorly relative to a portfolio invested primarily in bonds. Similarly, the portfolio managers of the
Underlying Portfolios/Funds could be incorrect in their analysis of economic trends, countries, industries, companies, the relative attractiveness of asset classes or other matters. Moreover, because the Portfolio has set limitations on the amount of assets that may be allocated to each asset class, the Portfolio has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the Portfolio may not be ideal for all investors and may not effectively increase returns or decrease risk for investors.

Concentration Risk: To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolio/Fund, it will be particularly sensitive to the risks associated with that Underlying Portfolio/Fund and changes in the value of that Underlying Portfolio/Fund may have a significant effect on the net asset value of the Portfolio. Similarly, the extent to which an Underlying Portfolio
/Fund invests more than 25% of its assets in a single industry or economic sector may also adversely impact the Portfolio, depending on the Portfolio's level of investment in that Underlying Portfolio/Fund.

Conflicts of Interest: Potential conflicts of interest situations could occur.
For example, New York Life Investments may be subject to potential conflicts of interest in selecting the Underlying Portfolios/Funds because the fees paid to it and its affiliates by some Underlying Portfolios/Funds are higher than the fees paid by other Underlying Portfolios/Funds. In addition, the portfolio managers may have an incentive to select certain Underlying Portfolios/Funds due to compensation considerations. Moreover, a situation could occur where proper action for the Portfolio could be adverse to the interest of an Underlying
Portfolio/Fund or vice versa.

New York Life Investments and the portfolio managers have a fiduciary duty to the Portfolio to act in the Portfolio's best interests when selecting Underlying
Portfolios/Funds. Under the oversight of the Portfolio's Board of Trustees, New
York Life Investments will carefully analyze any such situation and take all steps believed to be necessary to minimize and, where possible, eliminate potential conflicts.

Large Transaction Risk: To minimize disruptions to the operations of the Portfolio and the Underlying Portfolios/Funds, New York Life Investments seeks to maintain existing target allocations and to implement small changes to target allocations through the netting of purchases and redemptions of Portfolio shares. New York Life Investments generally does not initiate transactions with the Underlying Portfolios/Funds unless New York Life Investments determines that more substantial adjustments to the Portfolio's investments are appropriate to align the Portfolio's investments with existing target allocations or implement changes to the target allocations. When New York Life Investments determines to initiate a transaction with an Underlying Portfolio/Fund, New York Life
Investments coordinates directly with the portfolio managers of the Underlying
Portfolio/Fund to ensure that the transactions are accommodated efficiently and in a cost effective manner, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect New York
Life Investments' ability to fully implement the Portfolio's investment
		strategies.
Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Portfolio, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and tables indicate some of the risks of investing in the Portfolio. The bar chart shows you how the Portfolio's calendar year performance has varied over the life of the Portfolio. The average annual returns table below shows how the Portfolio's average annual total returns for the one- and five-year periods and for the life of the Portfolio compare to those of three broad-based securities market indices. Separate account and policy charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. The Portfolio has selected the Standard
& Poor's 500® Index ("S&P 500® Index")as its primary benchmark. The S&P 500®
Index is widely regarded as the standard index for measuring large-cap U.S.
stock market performance. The Portfolio has selected the MSCI EAFE® Index as its secondary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America. The Portfolio has selected the Barclays U.S. Aggregate Bond Index as an additional benchmark.
The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

The Portfolio commenced operations on February 13, 2006. Past performance is not
		necessarily an indication of how the Portfolio will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Portfolio.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Initial Class Shares (by calendar year 2007-2011)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows you how the Portfolio's calendar year performance has varied over the life of the Portfolio. Separate account and policy charges are not reflected in the bar chart and table. If they were, returns would be
		less than those shown.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Separate account and policy charges are not reflected in the bar chart and table. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter 3Q/09 12.13% Worst Quarter 4Q/08 -13.37%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
MainStay VP Moderate Allocation Portfolio (Prospectus Summary) | MainStay VP Moderate Allocation Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.01%
MainStay VP Moderate Allocation Portfolio (Prospectus Summary) | MainStay VP Moderate Allocation Portfolio | MSCI EAFE® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.72%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.79%)
MainStay VP Moderate Allocation Portfolio (Prospectus Summary) | MainStay VP Moderate Allocation Portfolio | Barclays U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.30%
MainStay VP Moderate Allocation Portfolio (Prospectus Summary) | MainStay VP Moderate Allocation Portfolio | Initial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired (Underlying) Portfolio/Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.91%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,166
Annual Return 2007	rr_AnnualReturn2007	8.73%
Annual Return 2008	rr_AnnualReturn2008	(25.18%)
Annual Return 2009	rr_AnnualReturn2009	24.22%
Annual Return 2010	rr_AnnualReturn2010	13.09%
Annual Return 2011	rr_AnnualReturn2011	0.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.37%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Initial Class
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.12%
MainStay VP Moderate Allocation Portfolio (Prospectus Summary) | MainStay VP Moderate Allocation Portfolio | Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired (Underlying) Portfolio/Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.91%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,455
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Service Class
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.87%